Document And Entity Information	0 Months Ended
Nov. 04, 2013
Document And Entity Information
Document Type	497
Document Period End Date	Nov. 30, 2012
Registrant Name	DELAWARE GROUP EQUITY FUNDS V
Central Index Key	0000809821
Amendment Flag	false
Document Creation Date	Nov. 04, 2013
Document Effective Date	Nov. 04, 2013
Prospectus Date	Mar. 29, 2013